Bank Loans - Schedule of Bank Loans from Commercial Banks (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Bank Loans from Commercial Banks [Line Items]
Total	$ 83,084	$ 81,253
Less: Short-term bank loans	(42,395)	(44,652)
Less: Long-term bank loans, current	(3,752)	(2,769)
Long-term bank loans	36,937	33,832
Bank of China Fuzhou Jin’an Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Total	11,746	11,382
China Merchant Bank Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Total	26,428	22,337
Xiamen International Bank Co., Ltd. Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Total	6,607	8,536
Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Total	1,175	1,138
Industrial Bank Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Total	15,527	13,637
Postal Savings Bank Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Total	3,670	2,134
China Industrial and Commercial Bank Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Total		4,268
Bank of China Ningde Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Total	$ 17,931	$ 17,821